BETTER 10Q - RESTRUCTURING AND IMPAIRMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs	For the six months ended June 30, 2023 and 2022, the Company’s restructuring and impairment expenses consists of the following: Six Months Ended June 30,(Amounts in thousands)20232022Employee one-time termination benefits$1,554 $94,015 Impairment of Loan Commitment Asset— 67,274 Impairments of Right-of-Use Assets413 2,494 Real estate restructuring cost5,285 — (Gain) on lease settlement(977)— Impairment of property and equipment4,844 2,926 Total Restructuring and Impairments$11,119 $166,709 For the years ended December 31, 2022 and 2021, the Company’s restructuring and impairment expenses consists of the following: Year Ended December 31,(Amounts in thousands)20222021Impairment of Loan Commitment Asset$105,604 $— Employee one-time termination benefits102,261 17,048 Impairments of Right-of-Use Assets—Real Estate3,707 — Impairments of Right-of-Use Assets—Equipment2,494 — Write-off of capitalized merger transaction costs27,287 — Impairments of intangible assets1,964 — Impairment of property and equipment 4,042 — Other impairments333 — Total Restructuring and Impairments$247,693 $17,048